Equity Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity in income of equity investments, net of tax	$ 22,106	$ 17,583	$ 13,047
Promocn Y Operacin, SA De CV
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	49.00%
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	44.56%